Income taxes benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense
Income tax benefit (expense) recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Current income tax for the year	(13,725)	(21,144)	(2,897)
Deferred taxes	38,810	(7,629)	8,489
Foreign taxes	(15,633)	(984)	(2,516)
Total	$9,452	$(29,757)	$3,076

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Loss before tax for the year	(1,191,327)	(449,260)	(972,884)
Tax according to the applicable tax rate[1]	280,200	85,359	160,525
Effect of different tax rates in other countries	(25,817)	16,559	62,544
Operating income/costs, non taxable[2,3]	19,924	85,861	(7,000)
Withholding tax	(15,634)	(983)	(2,516)
Not recognized tax losses carried forward	(209,739)	(188,757)	(214,033)
Non-recognition of deferred tax assets on other temporary differences	(40,585)	(12,185)	144
Recognition/derecognition of deferred taxes from previous year	124	(11,830)	3,412
Current tax related to previous year	979	(3,781)	—
Total	$9,452	$(29,757)	$3,076
1 - 2023: 23.52% (UK rate), 2022: 19% (UK rate), 2021: 16.5% (Hong Kong rate).
2 - 2023: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $104,233. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net $69,009 including non-taxable income.
3 - 2022: Primarily attributable to the Listing expense being non-tax deductible, corresponding tax $70,740 and Fair value changes of the Earn-out rights being non-taxable income, corresponding tax $171,393. Other non-tax items net $14,792.

Composition of Recognized Deferred Tax Assets
Information regarding the composition of recognized Deferred tax assets is as follows:

	As of December 31,
	2023	2022
Specification of deferred tax assets	(Restated)	(Restated)
Tax losses carried forward	30,131	47,898
Right-of use assets	30,068	24,615
Intangibles	—	—
Inventory	17,400	1,117
Accruals	22,560	13,808
Warranty	10,732	7,304
Tangible assets	612	—
Other temporary differences	4,380	—
Recognized value of deferred tax assets as of December 31	$115,883	$94,742
Netting of asset and liability tax positions	(73,547)	(83,906)
Deferred tax assets as of December 31	$42,336	$10,836
Information regarding the composition of recognized Deferred tax liabilities is as follows:

	As of December 31,
	2023	2022
Specification of deferred tax liabilities	(Restated)	(Restated)
Intangible assets	23,825	39,546
Inventory	4,360	19,884
Accruals	13,008	11,393
Warranty	6,259	938
Lease liability	29,430	24,615
Other temporary differences	—	—
Recognized value of deferred tax liabilities as of December 31	$76,882	$96,376
Netting of asset and liability tax position	(73,547)	(83,906)
Deferred tax liability as of December 31	$3,335	$12,470

Disclosure of Tax Loss Carryforwards
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2023	2022
	(Restated)	(Restated)
2023	—	—
2024	—	67,221
2025	—	174,128
2026	169,970	131,524
2027	109,965	188,728
2028	146,459	215,925
2029 onwards	2,950,102	1,369,144
Tax loss carryforwards as of December 31	$3,376,496	$2,146,670